Leases - Schedule of Cash Flows and Supplemental Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows from operating leases	$ 486
Operating cash flows from finance leases	2	$ 15
Financing cash flows from finance leases	3
Operating leases	$ 7,384